Schedule of Investments August 31, 2022 (Unaudited)

Tortoise MLP & Energy Income Fund

	Shares	Fair Value
Common Stock - 57.7% (1)
Canada Crude Oil Pipelines - 2.4% (1)
Enbridge Inc.	304,484	$12,550,830
Canada Natural Gas Pipelines - 2.2% (1)
TC Energy Corporation	235,875	11,369,175
Canada Oil & Gas Production - 1.9% (1)
Ovintiv, Inc.	187,315	9,953,919
United Kingdom Renewables and Power Infrastructure - 0.5% (1)
Atlantica Sustainable Infrastructure plc	80,553	2,692,081
United States Crude Oil Pipelines - 3.5% (1)
Plains GP Holdings, L.P.	1,538,108	18,426,534
United States Gathering and Processing - 4.4% (1)
Equitrans Midstream Corporation	706,020	6,544,805
Targa Resources Corp.	249,098	16,995,957
		23,540,762
United States Natural Gas Gathering/Processing - 0.9% (1)
Hess Midstream LP	168,038	4,757,156
United States Natural Gas/Natural Gas Liquids Pipelines - 21.2% (1)
Cheniere Energy, Inc.	228,685	36,630,763
Kinder Morgan, Inc.	770,377	14,113,307
Kinetik Holdings, Inc.	40,684	1,500,019
New Fortress Energy, Inc.	271,245	15,555,901
ONEOK, Inc.	329,694	20,187,163
The Williams Companies, Inc.	720,624	24,522,835
		112,509,988
United States Oil & Gas Production - 15.6% (1)
ConocoPhillips	178,975	19,588,814
Coterra Energy Inc.	346,342	10,705,431
Devon Energy Corporation	170,926	12,070,794
EQT Corporation	487,205	23,288,399
Pioneer Natural Resources Company	67,190	17,013,852
		82,667,290
United States Refined Product Pipelines - 1.4% (1)
Phillips 66	85,545	7,652,856
United States Renewables and Power Infrastructure - 3.7% (1)
CenterPoint Energy, Inc.	89,816	2,831,898
Clearway Energy, Inc.	154,878	5,745,974
NextEra Energy Partners LP	137,123	11,256,427
		19,834,299
Total Common Stock
(Cost $213,571,344)		305,954,890

Master Limited Partnerships - 21.8% (1)
United States Natural Gas Gathering/Processing - 2.8% (1)
Crestwood Equity Partners LP	80,135	2,136,399
Western Midstream Partners, LP	446,900	12,562,359
		14,698,758
United States Natural Gas Pipelines - 13.2% (1)
DCP Midstream, LP	838,485	31,879,200
Energy Transfer LP	2,063,943	24,168,772
Enterprise Products Partners L.P.	523,312	13,773,572
		69,821,544
United States Refined Product Pipelines - 5.8% (1)
Magellan Midstream Partners, L.P.	261,848	13,519,212
MPLX LP	532,817	17,380,491
		30,899,703
Total Master Limited Partnerships
(Cost $65,226,687)		115,420,005

	Par	Fair Value
Corporate Bonds - 18.0%(1)
Canada Crude Oil Pipelines - 0.7%(1)
Enbridge, Inc.
5.500% (3 Month LIBOR USD + 3.418%), 07/15/2077 (2)	$4,000,000	3,665,570
Canada Natural Gas Pipelines - 1.4%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (3)	7,600,000	7,545,850
United States Natural Gas Gathering and Processing - 8.9%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	6,370,000	6,045,767
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (3)	3,575,000	3,563,506
6.625%, 07/15/2026 (3)	3,800,000	3,602,823
EnLink Midstream Partners, LP
4.850%, 07/15/2026	7,550,000	7,437,920
EnLink Midstream, LLC
5.375%, 06/01/2029	4,455,000	4,169,925
EQM Midstream Partners LP
5.500%, 07/15/2028	5,500,000	5,037,532
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	8,125,000	7,937,353
5.125%, 06/15/2028 (3)	4,050,000	3,767,614
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	5,537,000	5,703,442
		47,265,882
United States Natural Gas Pipelines - 3.3%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	9,125,000	9,879,639
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	850,000	776,960
5.500%, 01/15/2028 (3)	7,925,000	6,871,372
		17,527,971
United States Oil Field Services - 1.2%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	6,575,000	6,173,202
United States Other - 2.5%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	8,800,000	8,494,380
6.500%, 09/30/2026 (3)	5,000,000	4,716,950
		13,211,330
Total Corporate Bonds
(Cost $99,879,051)		95,389,805

Short-Term Investments - 2.3% (1)
United States Investment Company - 2.3% (1)
First American Government Obligations Fund, Class X, 2.050% (4)
(Cost $12,365,133)	12,365,133	12,365,133

Total Investments - 99.8% (1)
(Cost $391,042,215)		529,129,833
Other Assets in Excess of Liabilities, Net - 0.2%(1)		997,123
Total Net Assets - 100.0%(1)		$530,126,956

(1)	Calculated as a percentage of net assets.
(2)	Variable rate security - The rate shown is the rate in effect as of August 31, 2022.
(3)
Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of August 31, 2022, the value of this investment was $69,375,416 or 13.1% of total net assets.

(4)	Rate indicated is the current yield as of August 31, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$305,954,890	$-	$-	$305,954,890
Master Limited Partnerships	115,420,005	-	-	115,420,005
Corporate Bonds	-	95,389,805	-	95,389,805
Short-Term Investment	12,365,133	-	-	12,365,133
Total Investments	$433,740,028	$95,389,805	$-	$529,129,833

Refer to the Fund's Schedule of Investments for additional industry information.